UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 19,191,755	¥ 138,675,781	¥ 297,710,673
Accounts receivable, net	5,220,672	37,723,534	18,125,011
Inventories			909,047
Prepaid services fees	6,435,344	46,500,506	25,929,098
Other receivables and prepaid expenses	141,808	1,024,682	1,858,512
Other receivable-related parties	24,880,427	179,780,988	39,987,762
Total current assets	55,870,006	403,705,491	384,520,103
PROPERTY AND EQUIPMENT, NET	122,786	887,228	1,012,107
OTHER ASSETS
Cost method investment	166,072	1,200,000	1,200,000
Prepaid expenses and deposits	11,570	83,600	1,281,860
Intangible assets, net	877,844	6,343,125	6,716,250
Operating lease right-of-use assets	60,120	434,414	1,050,922
Goodwill	14,707,577	106,274,006	106,274,006
Total non-current assets	15,823,183	114,335,145	116,523,038
Total assets	71,815,975	518,927,864	502,055,248
CURRENT LIABILITIES
Accounts payable	4,910,872	35,484,975	14,221,369
Deferred revenues	2,490,598	17,996,560	11,205,880
Other payables and accrued liabilities	3,995,095	28,867,759	5,523,915
Amount due to a related party	153,333	1,107,954	1,067,903
Operating lease liabilities	50,299	363,450	1,049,326
Taxes payable	10,026	72,448	385,591
Total current liabilities	11,610,223	83,893,146	33,453,984
OTHER LIABILITIES
Operating lease liabilities - noncurrent	19,499	140,895	214,189
Deferred tax liabilities, net	232,370	1,679,063	1,679,063
Total other liabilities	251,869	1,819,958	1,893,252
Total liabilities	11,862,092	85,713,104	35,347,236
SHAREHOLDERS’ EQUITY
Preferred shares, $0.001 par value; 1,000,000 shares authorized; no share issued
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 43,856,706 issued	43,857	312,543	312,543
Additional paid-in capital	47,394,444	320,210,652	320,210,652
Retained earnings (accumulative deficit)	14,420,927	96,798,730	129,602,088
Statutory reserves	1,798,310	11,964,279	11,964,279
Accumulated other comprehensive loss	(3,246,375)	7,082,011	2,834,688
Total MicroAlgo Inc.shareholders’ equity	60,411,163	436,368,215	464,924,250
NONCONTROLLING INTERESTS	(457,280)	(3,153,455)	1,783,762
Total equity	59,953,883	433,214,760	466,708,012
Total liabilities and shareholders’ equity	$ 71,815,975	¥ 518,927,864	¥ 502,055,248